ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
6	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2013	2014
	US$	US$
VAT and other tax payables	1,250,544	1,913,361
Accrued payroll and employee benefits	3,280,317	4,389,540
Others	2,086,697	2,136,509
Total	6,617,558	8,439,410

Others mainly represent deferred income under American Depositary Receipt program, accrual for communication expenses, postal expenses and other miscellaneous expenses.